Description of Business, Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Estimated Useful Life of Intangible Assets with Finite Lives

These intangible assets are amortized on a straight-line basis over the following estimated useful lives, which are reviewed annually:

		Weighted Average
Trade names and trademarks (with finite lives)	5 - 20 years	16
Customer-related intangibles	6 - 25 years	22
Covenants-not-to-compete	2 - 7 years	5
Computer software	3 - 7 years	4
Patents and other	3 - 10 years	5